Income Tax Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred:
Total	$ 1,075	$ 2,518	$ 2,089
Greater China
Current:
Current	2,256	3,263	3,267
Deferred:
Deferred	(923)	(1,057)	(1,292)
Countries other than the PRC
Current:
Current	73	509	266
Deferred:
Deferred	$ (331)	$ (197)	$ (152)